Acquisitions (Tables)	12 Months Ended
Jun. 30, 2018
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The purchase price has been allocated to the assets acquired and liabilities assumed based on their estimated fair values as follows:

$
Assets
Cash	122
Acquired and library content	8,406
Total identifiable net assets at fair value	8,528

Non-controlling interest	4,178
Purchase consideration transferred	4,350
The purchase price has been allocated to the assets acquired and liabilities assumed based on their fair values as follows:

$
Assets
Cash	10
Acquired and library content	3,484
Goodwill	695
4,189

Liabilities
Accounts payable and accrued liabilities	75
Deferred income tax liabilities	631
706

Total identifiable net assets at fair value	3,483

Non-controlling interest	696
Purchase consideration transferred	2,787
The purchase price has been allocated to the assets acquired and liabilities assumed based on their estimated fair values as follows:

$
Assets
Cash	12,754
Amounts receivable	24,367
Prepaid expenses and deposits	1,787
Long-term receivables	8,661
Acquired and library content	74,618
Property and equipment	104
Intangible assets - brands	422,012
Goodwill	25,149
569,452
Liabilities
Accounts payable and accrued liabilities	10,938
Deferred revenue	14,575
Other liabilities	5,148
30,661

Total identifiable net assets at fair value	538,791

Non-controlling interest	85,721
Purchase consideration transferred	453,070